12. GOODWILL (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill Details
Goodwill Fetzer (at historical cost)	$ 20,549,442	$ 20,549,442
Foreign currency translation differences	4,032,319	6,220,386
Total	$ 31,021,819	$ 26,769,828